Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of Related Party Transactions
The following is a summary of the Company’s related party transactions during the years ended December 31, 2019 and 2018:

Year ended December 31 (millions of dollars)
Related Party	Transaction	2019	2018
Province	Dividends paid	288	275
IESO	Power purchased	1,808	1,636
	Revenues for transmission services	1,636	1,672
	Amounts related to electricity rebates	692	477
	Distribution revenues related to rural rate protection	240	239
	Distribution revenues related to the supply of electricity to remote northern communities	35	35
	Funding received related to Conservation and Demand Management programs	42	62
OPG[1]	Power purchased	8	10
	Revenues related to provision of services and supply of electricity	9	9
	Costs related to the purchase of services	1	—
OEFC	Power purchased from power contracts administered by the OEFC	2	2
OEB	OEB fees	9	8
OCN LP2	Investment in OCN LP	2	—
1 OPG has provided a $2.5 million guarantee to Hydro One related to the OCN Guarantee. See Note 32 - Commitments for details related to the OCN Guarantee.

[2]	OCN LP owns and operates electric vehicle fast charging stations across Ontario, under the Ivy Charging Network brand.